Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 3,580	$ 3,224
Items not requiring (providing) cash
Depreciation and amortization	819	934
Amortization of intangible assets	0	66
Provision for loan losses	301	553
Provision for losses on foreclosed real estate	6	60
Amortization of premiums and discounts on securities-net	(1)	1
Gain on sale of available-for-sale securities	0	(32)
Realized gains on sale of Great Lake Bankers bank stock	(162)	0
Amortization of mortgage servicing rights	12	13
Deferred income taxes	82	(175)
Originations of loans held for sale	(4,451)	(2,370)
Proceeds from sale of loans held for sale	4,548	2,412
Net gains on sales of loans	(97)	(42)
Amortization of ESOP	231	196
Expense related to share-based compensation plans	147	164
Loss on sale of real estate and other repossessed assets	4	12
Changes in
Bank-owned life insurance	(313)	(763)
Accrued interest receivable	(37)	26
Other assets	(34)	(864)
Interest payable and other liabilities	(458)	860
Net cash provided by operating activities	4,177	4,275
Investing Activities
Purchases of available-for-sale securities	(42,000)	(56,997)
Proceeds from maturities of available-for-sale securities	36,389	41,331
Proceeds from maturities of held-to-maturity securities	0	450
Proceeds from sale of available-for-sale securities	0	355
Net change in loans	(27,468)	(14,382)
Proceeds from sale of Great Lake Bank stock	208	0
Purchases of premises and equipment	(2,257)	(1,310)
Proceeds from sales of foreclosed assets	124	710
Net cash used in investing activities	(35,004)	(29,843)
Financing Activities
Net increase (decrease) in deposits	15,181	941
Proceeds of Federal Home Loan Bank advances	19,500
Repayments of Federal Home Loan Bank advances	(6,175)	(189)
Net change in short term borrowings	3,701	593
Cash dividends paid	(2,540)	(2,259)
Treasury stock -net	0	19
Net cash provided by (used in) financing activities	29,667	(895)
Decrease in Cash and Cash Equivalents	(1,160)	(26,463)
Cash and Cash Equivalents, Beginning of Year	12,701	39,164
Cash and Cash Equivalents, End of Year	11,541	12,701
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	1,796	2,271
Federal income taxes paid	1,133	1,180
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	111	0
Vesting of restricted stock	$ 90	$ 39